Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Private Placement [Abstract]
Private Placement

Note 4 — Private Placement

On December 14, 2021, simultaneously with the consummation of the IPO and the underwriters’ exercise of their over-allotment option, the Company consummated the Private Placement of 950,000 Private Placement Units at a price of $10.00 per Private Placement Unit, generating gross proceeds of $9,500,000. On December 28, 2021, subsequent to the IPO and the underwriters’ exercise of their over-allotment option, the Company consummated the Private Placement of 3,750 Private Placement Units at a price of $10.00 per Private Placement Unit, generating gross proceeds of $37,500. Each whole Private Placement Unit will consist of one Placement Share and one-half of a Private Placement Warrant. Each whole Private Placement Warrant will be exercisable to purchase one share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the Private Placement Units will be added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will be worthless.

Note 4 — Private Placement

On December 14, 2021, simultaneously with the consummation of the IPO and the underwriters’ exercise of their over-allotment option, the Company consummated the Private Placement of 950,000 Private Placement Units at a price of $10.00 per Private Placement Unit, generating gross proceeds of $9,500,000. On December 28, 2021, subsequent to the IPO and the underwriters’ exercise of their over-allotment option, the Company consummated the Private Placement of 3,750 Private Placement Units at a price of $10.00 per Private Placement Unit, generating gross proceeds of $37,500. Each whole Private Placement Unit will consist of one Placement Share and one-half of a Private Placement Warrant. Each whole Private Placement Warrant will be exercisable to purchase one share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the Private Placement Units will be added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will be worthless.